SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Finance lease liabilities	$ 1,756,106	$ 3,023,548
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable	339,395	445,573
Finance lease liabilities	499,839	815,372
Amount due to a director	$ 1,708,019	$ 530,078